36 Related Party Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Settled amount			R$ 159,274
Principal interest			R$ 158,849
Copel Geracao e Transmissao S.A. [Member] | Financial Guarantee [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	R$ 112,069	R$ 21,846
Copel Comercializacao S.A. [Member] | Financial Guarantee [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	R$ 4,307	R$ 4,005
Copel GeT [member] | Operation and maintenance services agreement [member]
Disclosure of transactions between related parties [line items]
Maturity terms	May 09, 2021
Copel GeT [member] | Operation and maintenance services agreement [member]
Disclosure of transactions between related parties [line items]
Maturity terms	Feb. 01, 2023
Copel GeT [member] | Connection to the transmission system contracts [member]
Disclosure of transactions between related parties [line items]
Description of maturity terms	August 17, 2031 until July 21, 2048
Copel GeT [member] | Operation and maintenance [member]
Disclosure of transactions between related parties [line items]
Maturity terms	May 23, 2025
Copel GeT [member] | Transmission system [member]
Disclosure of transactions between related parties [line items]
Maturity terms	Jan. 01, 2043
Copel COM [member] | Energy sale contracts [member]
Disclosure of transactions between related parties [line items]
Sales commitments	R$ 9,232